Earnings per Share (Details 1) - TWD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Earnings per Share [Abstract]
Profit attributable to AUO's shareholders	$ 13,071,646	$ 42,609,500	$ 9,965,129
Weighted-average number of common shares outstanding during the year (including the effect of dilutive potential common stock):
Weighted-average number of common shares (basic)	9,624,245	9,624,245	9,624,245
Effect of employee remuneration in stock	164,609	347,903	107,547
Weighted-average number of common shares (diluted)	9,788,854	9,972,148	9,731,792
Diluted earnings per share (In dollars per share)	$ 1.34	$ 4.27	$ 1.02